Document And Entity Information	12 Months Ended
	Dec. 31, 2012	Mar. 26, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	Nova Lifestyle, Inc.
Document Type	POS AM
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		18,536,567
Amendment Flag	false
Entity Central Index Key	0001473334
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY